Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,181,000.00
Previously Paid Amount	0.00
Total Fee Amount	301.20
Total Offset Amount	0.00
Net Fee	301.20
Narrative - Max Aggregate Offering Price	$ 2,181,000.00
Final Prospectus	true